Shareholder Report, Line Graph (Details) - USD ($)												1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended			10 Months Ended	11 Months Ended		12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	18 Months Ended	19 Months Ended		22 Months Ended	23 Months Ended		24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	31 Months Ended	34 Months Ended	35 Months Ended		36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	43 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	55 Months Ended	58 Months Ended	60 Months Ended	62 Months Ended	63 Months Ended	67 Months Ended	70 Months Ended	72 Months Ended	74 Months Ended	82 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	106 Months Ended	108 Months Ended	118 Months Ended	120 Months Ended
	Mar. 26, 2025	Apr. 30, 2024	Apr. 08, 2024	Nov. 30, 2022	Nov. 30, 2021	Sep. 30, 2021	Jul. 31, 2020	Mar. 31, 2020	Sep. 03, 2019	Jan. 04, 2016	Oct. 31, 2015	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2020	Oct. 31, 2016	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2017	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2017	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2018	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2018	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2019	Oct. 31, 2025	Oct. 31, 2019	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
C000229483
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Quality Value Fund - Institutional Shares
Accumulated Value											$ 100,000												$ 102,003										$ 124,442								$ 132,280							$ 149,779						$ 140,631					$ 195,190			$ 186,651		$ 185,696		$ 228,805		$ 236,539
C000229481
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Quality Value Fund - A Class Shares
Accumulated Value											9,700												9,870										12,024								12,747							14,395						13,485					18,671			17,804		17,671		21,748		22,430
C000240108
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Quality Value Fund - Ultra Shares
Accumulated Value				$ 1,000,000																$ 935,845											$ 1,152,683								$ 1,190,881
C000232438
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Quality MidCap Fund - Institutional Shares
Accumulated Value					$ 100,000																$ 96,400											$ 97,641								$ 126,046							$ 129,010
C000229480
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Quality SMidCap Fund - Institutional Shares
Accumulated Value											100,000												98,919										118,533								118,136							129,312						122,338					174,763			157,908		160,146		207,369		214,165
C000229479
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Quality SMidCap Fund - Ultra Shares
Accumulated Value							$ 1,000,000							$ 1,045,455												$ 1,497,011										$ 1,356,077								$ 1,376,925							$ 1,786,899					$ 1,849,340
C000229476
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Quality SmallCap Fund - Institutional Shares
Accumulated Value											100,000												106,395										138,008								134,865							146,537						126,168					193,125			173,667		172,072		212,057		207,914
C000229475
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Quality SmallCap Fund - A Class Shares
Accumulated Value									$ 9,599				$ 10,335												$ 8,884										$ 13,584								$ 12,205							$ 12,079					$ 14,859					$ 14,559
C000229478
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Quality SmallCap Fund - C Class Shares
Accumulated Value									10,000				10,760												9,182										13,946								12,433							12,213					14,915					14,497
C000229477
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Quality SmallCap Fund - Ultra Shares
Accumulated Value								$ 1,000,000										$ 1,234,642											$ 1,892,643								$ 1,705,007								$ 1,690,889							$ 2,086,790					$ 2,048,576
C000229075
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Quality AllCap Fund - Institutional Shares
Accumulated Value						$ 100,000						$ 105,900												$ 100,752										$ 102,324								$ 127,045							$ 134,616
C000229074
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Quality AllCap Fund - Ultra Shares
Accumulated Value						1,000,000						1,059,000												1,008,014										1,023,402								1,272,996							1,348,727
C000229473
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Income Opportunity Fund - Institutional Shares
Accumulated Value											100,000												103,154										113,449								114,628							127,222						133,066					155,969			132,627		135,742		162,688		180,061
C000229474
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Income Opportunity Fund - A Class Shares
Accumulated Value											9,703												9,991										10,960								11,046							12,229						12,759					14,911			12,643		12,927		15,472		17,095
C000229472
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Income Opportunity Fund - C Class Shares
Accumulated Value									10,000				10,123												10,479										12,159								10,243							10,386					12,329					13,531
C000240107
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Income Opportunity Fund - Ultra Shares
Accumulated Value				1,000,000																975,331											1,169,078								1,296,227
C000229469
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Multi-Asset Income Fund - Institutional Shares
Accumulated Value											100,000												104,750										110,275								112,395							119,423						127,951					148,031			129,704		135,248		160,906		176,056
C000229470
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Multi-Asset Income Fund - A Class Shares
Accumulated Value											9,698												10,134										10,641								10,844							11,487						12,292					14,177			12,400		12,884		15,298		16,700
C000229466
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Alternative Income Fund - Institutional Shares
Accumulated Value											100,000												103,616										105,849								104,693							111,569						118,759					126,340			122,482		127,965		139,980		150,938
C000229467
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Alternative Income Fund - A Class Shares
Accumulated Value								9,702										10,415											11,057								10,719								11,174							12,216					13,162
C000229465
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Alternative Income Fund - Ultra Shares
Accumulated Value											1,000,000												1,037,340										1,061,346								1,050,562							1,120,288						1,193,555					1,268,282			1,234,170		1,289,734		1,412,515		1,525,751
C000237961
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares
Accumulated Value											100,000												97,954										95,171								91,771							89,247						62,920					105,355			117,681		122,802		170,215		182,430
C000237964
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares
Accumulated Value											9,446												9,237										8,952								8,616							8,361						5,885					9,823			10,942		11,399		15,752		16,848
C000237963
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares
Accumulated Value											10,000												9,708										9,332								8,914							8,574						5,998					9,926			10,976		11,346		15,568		16,521
C000237962
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares
Accumulated Value										$ 1,000,000									$ 1,288,387											$ 1,252,457								$ 1,208,627								$ 1,176,266							$ 831,752					$ 1,390,665			$ 1,554,379		$ 1,623,516		$ 2,252,081		$ 2,415,729
C000237966
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Real Estate Income Fund - Institutional Shares
Accumulated Value											100,000												110,421										114,396								111,558							124,384						109,349					137,123			115,971		120,824		152,092		149,039
C000237968
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Real Estate Income Fund - A Class Shares
Accumulated Value											9,425												10,363										10,696								10,394							11,542						10,106					12,626			10,633		11,051		13,866		13,547
C000237951
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Broadmark Tactical Growth Fund - Institutional Shares
Accumulated Value											100,000												98,241										111,317								112,435							114,779						122,266					141,512			130,416		131,521		139,994		152,096
C000237952
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Broadmark Tactical Growth Fund - A Class Shares
Accumulated Value											9,426												9,216										10,392								10,453							10,618						11,267					12,990			11,920		11,990		12,726		13,788
C000237949
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Broadmark Tactical Growth Fund - C Class Shares
Accumulated Value											10,000												9,734										10,924								10,910							11,028						11,639					13,348			12,181		12,166		12,824		13,804
C000237956
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Broadmark Tactical Plus Fund - Institutional Shares
Accumulated Value											100,000												95,705										110,089								114,704							121,970						128,231					143,751			140,273		147,206		147,812		145,449
C000237953
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Broadmark Tactical Plus Fund - A Class Shares
Accumulated Value											9,453												9,038										10,374								10,783							11,431						11,995					13,409			13,047		13,663		13,678		13,440
C000237955
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Broadmark Tactical Plus Fund - F Class Shares
Accumulated Value											10,000												9,606										11,077								11,585							12,353						13,027					14,643			14,331		15,089		15,198		15,009
C000248453
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Salient Enhanced Midstream Income ETF
Accumulated Value			$ 10,000														$ 11,005											$ 11,878
C000248452
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood Salient Enhanced Energy Income ETF
Accumulated Value		$ 10,000													$ 9,813												$ 10,262
C000248486
Account Value [Line Items]
Line Graph and Table Measure Name																						Westwood LBRTY Global Equity ETF
Accumulated Value	$ 10,000															$ 12,048
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value											100,000												104,243										129,240								137,765							156,349						172,215					247,816			206,882		224,219		309,098		373,429
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value											10,000												10,424										12,924								13,776							15,635						17,222					24,782			20,688		22,422		30,910		37,343
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				1,000,000																1,030,037											1,419,959								1,715,489
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					100,000																84,773											91,877								126,657							153,017
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value											100,000												104,243										129,240								137,765							156,349						172,215					247,816			206,882		224,219		309,098		373,429
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							1,000,000							1,011,091												1,454,952										1,214,627								1,316,414							1,814,745					2,192,439
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value											100,000												104,243										129,240								137,765							156,349						172,215					247,816			206,882		224,219		309,098		373,429
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value									10,000				10,475												11,538										16,603								13,861							15,022					20,709					25,019
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value									10,000				10,475												11,538										16,603								13,861							15,022					20,709					25,019
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								1,000,000										1,303,870											1,876,258								1,566,342								1,697,604							2,340,235					2,827,297
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						100,000						106,762												89,128										96,597								133,164							160,878
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						1,000,000						1,067,624												891,277										965,967								1,331,635							1,608,782
Russell 3000 Total Return Index
Account Value [Line Items]
Accumulated Value											100,000												104,243										129,240								137,765							156,349						172,215					247,816			206,882		224,219		309,098		373,429
Russell 3000 Total Return Index
Account Value [Line Items]
Accumulated Value											10,000												10,424										12,924								13,776							15,635						17,222					24,782			20,688		22,422		30,910		37,343
Russell 3000 Total Return Index
Account Value [Line Items]
Accumulated Value									10,000				10,475												11,538										16,603								13,861							15,022					20,709					25,019
Russell 3000 Total Return Index
Account Value [Line Items]
Accumulated Value				1,000,000																1,030,037											1,419,959								1,715,489
Westwood -80%Bloom US Agg/20%S&P500TR
Account Value [Line Items]
Accumulated Value											100,000												104,475										109,849								109,706							123,264						132,287					141,818			120,176		122,978		142,229		155,294
Westwood -80%Bloom US Agg/20%S&P500TR
Account Value [Line Items]
Accumulated Value											10,000												10,447										10,985								10,971							12,326						13,229					14,182			12,018		12,298		14,223		15,529
FTSE 1-Month Treasury Bill
Account Value [Line Items]
Line Graph and Table Measure Name																						FTSE 1-Month Treasury Bill Index
Accumulated Value											100,000												100,175										100,844								102,473							104,845						105,587					105,633			106,525		111,690		117,844		123,112
FTSE 1-Month Treasury Bill
Account Value [Line Items]
Line Graph and Table Measure Name																						FTSE 1-Month Treasury Bill Index
Accumulated Value								10,000										10,006											10,010								10,094								10,584							11,167					11,666
FTSE 1-Month Treasury Bill
Account Value [Line Items]
Line Graph and Table Measure Name																						FTSE 1-Month Treasury Bill Index
Accumulated Value											1,000,000												1,001,755										1,008,444								1,024,729							1,048,453						1,055,873					1,056,330			1,065,250		1,116,901		1,178,440		1,231,115
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value											100,000												104,509										129,207								138,699							158,569						173,967					248,623			212,297		233,830		322,725		391,957
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value											10,000												10,451										12,921								13,870							15,857						17,397					24,862			21,230		23,383		32,272		39,196
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value											10,000												10,451										12,921								13,870							15,857						17,397					24,862			21,230		23,383		32,272		39,196
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value										1,000,000									1,074,895											1,328,918								1,426,544								1,630,913							1,789,283					2,557,135			2,183,511		2,404,980		3,319,283		4,031,351
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Bloomberg U.S. Aggregate Bond Index
Accumulated Value											100,000												104,370										105,312								103,150							115,021						122,138					121,554			102,491		102,856		113,704		120,707
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Bloomberg U.S. Aggregate Bond Index
Accumulated Value											10,000												10,437										10,531								10,315							11,502						12,214					12,155			10,249		10,286		11,370		12,071
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value											100,000												104,509										129,207								138,699							158,569						173,967					248,623			212,297		233,830		322,725		391,957
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value											10,000												10,451										12,921								13,870							15,857						17,397					24,862			21,230		23,383		32,272		39,196
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value											10,000												10,451										12,921								13,870							15,857						17,397					24,862			21,230		23,383		32,272		39,196
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value											100,000												104,509										129,207								138,699							158,569						173,967					248,623			212,297		233,830		322,725		391,957
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value											10,000												10,451										12,921								13,870							15,857						17,397					24,862			21,230		23,383		32,272		39,196
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value											10,000												10,451										12,921								13,870							15,857						17,397					24,862			21,230		23,383		32,272		39,196
Alerian Midstream Energy Select Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																						Alerian Midstream Energy Select Index
Accumulated Value			10,000														11,850											12,876
S&P Energy Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P Energy Select Sector Index
Accumulated Value		10,000													9,631												9,904
TOBAM LBRTY All World Equity NTR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																						TOBAM LBRTY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> All World Equity Index
Accumulated Value	10,000															12,083
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value											100,000												106,370										125,284								129,086							143,561						132,700					190,765			177,417		177,655		232,686		258,626
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value											10,000												10,637										12,528								12,909							14,356						13,270					19,077			17,742		17,765		23,269		25,863
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				1,000,000																942,444											1,234,378								1,371,989
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value					$ 100,000																$ 92,640											$ 89,339								$ 119,744							$ 129,155
Russell 2500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value											100,000												107,776										129,296								129,648							137,551						121,162					191,611			171,192		162,735		215,494		237,276
Russell 2500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value							$ 1,000,000							$ 1,027,886												$ 1,625,548										$ 1,452,319								$ 1,380,575							$ 1,828,162					$ 2,012,952
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value											100,000												104,113										133,107								135,573							142,223						142,028					214,179			174,469		159,526		213,884		244,713
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value											100,000												108,812										135,807								135,004							139,351						119,952					197,079			175,937		158,467		208,811		229,430
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value									10,000				10,637												10,623										16,019								13,049							11,931					15,997					18,303
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value									10,000				10,905												9,387										15,422								13,768							12,401					16,340					17,954
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value									10,000				10,637												10,623										16,019								13,049							11,931					15,997					18,303
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value									10,000				10,905												9,387										15,422								13,768							12,401					16,340					17,954
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								1,000,000										1,343,605											2,026,172								1,650,500								1,509,137							2,023,373					2,315,022
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value								1,000,000										1,263,060											2,075,187								1,852,574								1,668,618							2,198,729					2,415,836
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value						100,000						104,993												97,383										96,919								126,984							141,023
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value						$ 1,000,000						$ 1,049,931												$ 973,831										$ 969,188								$ 1,269,838							$ 1,410,233
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value											100,000												104,370										105,312								103,150							115,021						122,138					121,554			102,491		102,856		113,704		120,707
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value											100,000												104,509										129,207								138,699							158,569						173,967					248,623			212,297		233,830		322,725		391,957
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value											100,000												104,541										114,508								116,537							131,768						142,634					164,546			139,961		145,978		176,560		198,155
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value											10,000												10,437										10,531								10,315							11,502						12,214					12,155			10,249		10,286		11,370		12,071
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value											10,000												10,451										12,921								13,870							15,857						17,397					24,862			21,230		23,383		32,272		39,196
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value											10,000												10,454										11,451								11,654							13,177						14,263					16,455			13,996		14,598		17,656		19,815
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value									10,000				9,959												10,575										10,524								8,874							8,905					9,844					10,451
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value									10,000				10,479												11,497										16,431								14,030							15,453					21,328					25,903
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value									$ 10,000				$ 10,165												$ 11,004										$ 12,694								$ 10,797							$ 11,262					$ 13,621					$ 15,287
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value				1,000,000																967,964											1,070,048								1,135,952
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value				1,000,000																1,043,134											1,439,702								1,748,554
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value				$ 1,000,000																$ 998,636											$ 1,207,843								$ 1,355,575
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value											100,000												104,370										105,312								103,150							115,021						122,138					121,554			102,491		102,856		113,704		120,707
Russell 3000 Total Return Index
Account Value [Line Items]
Accumulated Value											100,000												104,243										129,240								137,765							156,349						172,215					247,816			206,882		224,219		309,098		373,429
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value											100,000												104,509										129,207								138,699							158,569						173,967					248,623			212,297		233,830		322,725		391,957
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value											10,000												10,437										10,531								10,315							11,502						12,214					12,155			10,249		10,286		11,370		12,071
Russell 3000 Total Return Index
Account Value [Line Items]
Accumulated Value											10,000												10,424										12,924								13,776							15,635						17,222					24,782			20,688		22,422		30,910		37,343
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value											10,000												10,451										12,921								13,870							15,857						17,397					24,862			21,230		23,383		32,272		39,196
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Bloomberg U.S. Aggregate Bond Index
Accumulated Value											100,000												104,370										105,312								103,150							115,021						122,138					121,554			102,491		102,856		113,704		120,707
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Bloomberg U.S. Aggregate Bond Index
Accumulated Value								$ 10,000										$ 10,307											$ 10,258								$ 8,649								$ 8,680							$ 9,595					$ 10,186
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Bloomberg U.S. Aggregate Bond Index
Accumulated Value											1,000,000												1,043,702										1,053,120								1,031,496							1,150,215						1,221,380					1,215,540			1,024,913		1,028,563		1,137,038		1,207,067
Alerian Midstream Energy Select Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																						Alerian Midstream Energy Select Index
Accumulated Value											100,000												111,742										118,296								111,145							115,546						77,805					140,959			161,420		171,708		243,531		264,627
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name																						Alerian MLP Index Trust
Accumulated Value											100,000												98,201										94,877								95,518							89,446						51,415					95,475			124,297		144,932		177,226		197,986
Alerian Midstream Energy Select Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																						Alerian Midstream Energy Select Index
Accumulated Value											10,000												11,174										11,830								11,114							11,555						7,781					14,096			16,142		17,171		24,353		26,463
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name																						Alerian MLP Index Trust
Accumulated Value											10,000												9,820										9,488								9,552							8,945						5,141					9,547			12,430		14,493		17,723		19,799
Alerian Midstream Energy Select Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																						Alerian Midstream Energy Select Index
Accumulated Value											10,000												11,174										11,830								11,114							11,555						7,781					14,096			16,142		17,171		24,353		26,463
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name																						Alerian MLP Index Trust
Accumulated Value											10,000												9,820										9,488								9,552							8,945						5,141					9,547			12,430		14,493		17,723		19,799
Alerian Midstream Energy Select Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																						Alerian Midstream Energy Select Index
Accumulated Value										1,000,000									1,315,758											1,392,935								1,308,727								1,360,544							916,151					1,659,790			1,900,716		2,021,854		2,867,565		3,115,965
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name																						Alerian MLP Index Trust
Accumulated Value										$ 1,000,000									$ 1,090,423											$ 1,053,510								$ 1,060,627								$ 993,204							$ 570,910					$ 1,060,154			$ 1,380,199		$ 1,609,321		$ 1,967,921		$ 2,198,434
ICE BofA Fixed Rate Preferred Securities Index TRexTC
Account Value [Line Items]
Line Graph and Table Measure Name																						ICE BofA Fixed Rate Preferred Securities Index
Accumulated Value											100,000												107,230										114,282								112,872							127,284						132,415					140,728			117,783		120,418		144,981		150,050
ICE BofA Fixed Rate Preferred Securities Index TRexTC
Account Value [Line Items]
Line Graph and Table Measure Name																						ICE BofA Fixed Rate Preferred Securities Index
Accumulated Value											10,000												10,723										11,428								11,287							12,728						13,241					14,073			11,778		12,042		14,498		15,005
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name																						HFRX Equity Hedge Index
Accumulated Value											100,000												97,429										106,867								103,674							106,974						105,433					127,510			123,236		126,803		141,607		155,857
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name																						HFRX Equity Hedge Index
Accumulated Value											10,000												9,743										10,687								10,367							10,697						10,543					12,751			12,324		12,680		14,161		15,586
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name																						HFRX Equity Hedge Index
Accumulated Value											10,000												9,743										10,687								10,367							10,697						10,543					12,751			12,324		12,680		14,161		15,586
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name																						HFRX Equity Hedge Index
Accumulated Value											100,000												97,429										106,867								103,674							106,974						105,433					127,510			123,236		126,803		141,607		155,857
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name																						HFRX Equity Hedge Index
Accumulated Value											10,000												9,743										10,687								10,367							10,697						10,543					12,751			12,324		12,680		14,161		15,586
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name																						HFRX Equity Hedge Index
Accumulated Value											$ 10,000												$ 9,743										$ 10,687								$ 10,367							$ 10,697						$ 10,543					$ 12,751			$ 12,324		$ 12,680		$ 14,161		$ 15,586
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000														$ 11,049											$ 13,419
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000													$ 11,408												$ 13,855
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																						MSCI ACWI Index Net
Accumulated Value	$ 10,000															$ 12,008